Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,045,783,885.00
Previously Paid Amount	0
Total Fee Amount	144,422.75
Total Offset Amount	0
Net Fee	$ 144,422.75